Related Parties (Details) - Schedule of Share Based Payment - USD ($)		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020
Share based payment
Key management		$ 904,861	$ 838,576
CFO Shares Alloted	[1]	364,014
Issue of Additional Shares
Issue of share capital		15,000
Issue of share premium		39,610,630
Bioceres Crop Solutions Corp [Member]
Issue of Additional Shares
Parent of the Company				3,000,000
Union Group Ventures [Member]
Issue of Additional Shares
Parent of the Company					2,000,000
BG Farming Technologies [Member]
Issue of Additional Shares
Parent of the Company					2,000,000
Bioceres S.A. [Member]
Company’s Cash Balance in Other’s Accounts
Company’s Cash Balance in Other’s Accounts					300,000
Expenses Paid on Behalf of the Company
Expenses Paid on Behalf of the Company	[2]		265,810	509,628	244,029
Bioceres LLC [Member]
Company’s Cash Balance in Other’s Accounts
Company’s Cash Balance in Other’s Accounts				500,000	300,000
Expenses Paid on Behalf of the Company
Expenses Paid on Behalf of the Company	[2]	238,121	156,760	453,282	56,863
30% owned by Bioceres S.A. - INMET S.A.- Ingenieria Metabolica S.A [Member]
Services Provided by Other Companies
Services Provided by Other Companies	[3]	286	252	144,530	160,390
98.6% owned by Bioceres S.A. - INDEAR S.A.- Instituto de Agrobiotecnología Rosario [Member]
Services Provided by Other Companies
Services Provided by Other Companies	[4]	258,279	57,047	129,695	2,540
Bioceres S.A. - Agrality Inc.[Member]
Services Provided by Other Companies
Services Provided by Other Companies	[5]	5,000	85,435
Future Foods B.V. Member
Services Provided by Other Companies
Services Provided by Other Companies	[6]	85,880	94,857	35,958	17,801
Moolec Science S.A. [Member]
Services Provided by Other Companies
Services Provided by Other Companies	[7]	693,027
THEO I SCSp [Member]
Services Provided by Other Companies
Services Provided by Other Companies			$ 1,500,000

[1]	Shares issue related to share based payment already vested.
[2]	Expenses paid by Bioceres LLC on behalf of the Company.
[3]	The Company entered into an agreement with INMET S.A. — Ingenieria Metabolica S,A through which it would receive research services in exchange for payment.
[4]	The Company entered into an agreement with INDEAR S.A. — Instituto de Agrobiotecnologia Rosario where it would receive research services in exchange for payment.
[5]	The Company entered into an agreement with Agrality Inc, for the provision of services.
[6]	The Company entered into an agreement with Future Foods B.V. for the provision of services.
[7]	The Company entered into an agreement with shareholders which accrues an internal rate of return.